Federal Funds Purchased and Securities Sold Under Agreements to Repurchase - Narrative (Details) - Federal funds purchased $ in Millions	Dec. 31, 2022 USD ($)
Federal funds purchased and securities sold under agreements to repurchase
Maximum borrowing capacity of federal funds on unsecured basis	$ 60.0
Maximum borrowing capacity of federal funds on secured basis	$ 8.1